As filed with the Securities and Exchange Commission on December 17, 2015.

No. 333-201473
No. 811-22926

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
_____________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 12	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 14	[x]

Elkhorn ETF Trust
(Exact Name of Registrant as Specified in Charter)

207 Reber Street, Suite 201
Wheaton, IL 60187
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (630) 355-4676

Benjamin T. Fulton
Elkhorn ETF Trust
207 Reber Street, Suite 201
Wheaton, IL 60187
(Name and Address of Agent for Service)

Copy to:
Morrison C. Warren, Esq.
Chapman and Cutler LLP
111 West Monroe Street
Chicago, IL 60603

It is proposed that this filing will become effective (check appropriate box):

[X]    Immediately upon filing pursuant to paragraph (b) of Rule 485.
[  ]    On (date) pursuant to paragraph (b) of Rule 485.
[  ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[   ]    On (date) pursuant to paragraph (a) of Rule 485.
[  ]    75 days after filing pursuant to paragraph (a)(2) of Rule 485.
[   ]    On (date) pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[  ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement relates to Elkhorn FTSE RAFI U.S. Equity Income ETF, Elkhorn FTSE RAFI Developed ex-U.S. Equity Income ETF and Elkhorn FTSE RAFI Emerging Equity Income ETF, each a series of the Registrant.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on December 17, 2015.

Elkhorn ETF Trust

By:	/s/ Benjamin T. Fulton
Benjamin T. Fulton Chairman of the Board of Trustees President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Benjamin T. Fulton	President and Chief Executive Officer	December 17, 2015
Benjamin T. Fulton
/s/ Philip L. Ziesemer	Secretary and Chief Financial Officer	December 17, 2015
Philip L. Ziesemer
Bruce Howard*	) Trustee)
	)	By: /s/ Benjamin T. Fulton
Gregory D. Bunch*	) Trustee)	Benjamin T. Fulton Attorney-In-Fact
	)	December 17, 2015
Jeffrey P. Helton*	) Trustee)
)

* An original power of attorney authorizing Graham Day, Benjamin T. Fulton and Philip L. Ziesemer to execute this Registration Statement, and amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

Index to Exhibits

(101)Risk/return summary in interactive data format